Consolidated Statements of Changes in Equity/(Deficit) ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary share [Member] CNY (¥) shares	Ordinary share [Member] USD ($) shares	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Treasury Stock [Member] CNY (¥) shares	Treasury Stock [Member] USD ($) shares	Accumulated other comprehensive income [Member] CNY (¥)	Accumulated other comprehensive income [Member] USD ($)	Accumulated deficits [Member] CNY (¥)	Accumulated deficits [Member] USD ($)	Total Yingli Green Energy shareholders' equity/(deficit) [Member] CNY (¥)	Total Yingli Green Energy shareholders' equity/(deficit) [Member] USD ($)	Non-controlling interests[Member] CNY (¥)	Non-controlling interests[Member] USD ($)
Balance at Dec. 31, 2013	¥ 2,127,065		¥ 12,252		¥ 6,684,145		¥ (127,331)		¥ 289,889		¥ (6,350,935)		¥ 508,020		¥ 1,619,045
Balance (in shares) at Dec. 31, 2013 | shares			162,490,478	162,490,478			(5,726,708)	(5,726,708)
Net loss	(1,401,335)		¥ 0		0		¥ 0		0		(1,299,809)		(1,299,809)		(101,526)
Foreign currency exchange translation adjustment, net of nil tax	23,040		0		0		0		22,494		0		22,494		546
Cash flow hedging derivatives, net of nil tax	(273)		0		0		0		(273)		0		(273)		0
Issuance of ordinary shares upon exercise of stock options	517,272		¥ 1,539		515,733		0		0		0		517,272		0
Issuance of ordinary shares upon exercise of stock options (in Shares) | shares			25,000,000	25,000,000
Share-based compensation	34,932		¥ 0		34,932		0		0		0		34,932		0
Capital injection from non-controlling interests holders	980		0		0		0		0		0		0		980
Derecognize a subsidiary of the Group	0
Balance at Dec. 31, 2014	1,301,681		¥ 13,791		7,234,810		¥ (127,331)		312,110		(7,650,744)		(217,364)		1,519,045
Balance (in Shares) at Dec. 31, 2014 | shares			187,490,478	187,490,478			(5,726,708)	(5,726,708)
Net loss	(5,898,836)										(5,600,526)		(5,600,526)		(298,310)
Foreign currency exchange translation adjustment, net of nil tax	(121,215)		¥ 0		0		¥ 0		(131,336)		0		(131,336)		10,121
Cash flow hedging derivatives, net of nil tax	(749)		0		0		0		(749)		0		(749)		0
Share-based compensation	11,950		0		11,950		0		0		0		11,950		0
Capital injection from non-controlling interests holders	18		0		0		0		0		0		0		18
Purchase of non-controlling interest	(5,000)		0		0		0		0		(1,659)		(1,659)		(3,341)
Derecognize a subsidiary of the Group	0
Balance at Dec. 31, 2015	(4,712,151)		¥ 13,791		7,246,760		¥ (127,331)		180,025		(13,252,929)		(5,939,684)		1,227,533
Balance (in Shares) at Dec. 31, 2015 | shares			187,490,478	187,490,478			5,726,708	5,726,708
Net loss	(2,118,969)	$ (305,195)									(2,097,654)		(2,097,654)		(21,315)
Foreign currency exchange translation adjustment, net of nil tax	(223,436)	(32,181)	¥ 0		0		¥ 0		(234,676)		0		(234,676)		11,240
Cash flow hedging derivatives, net of nil tax	0	0
Share-based compensation	1,480		0		1,480								1,480
Purchase of non-controlling interest	(138,380)		0		0		0		0		(77,843)		(77,843)		(60,537)
Derecognize a subsidiary of the Group	(743)		0		0		0		0		0		0		(743)
Balance at Dec. 31, 2016	¥ (7,192,199)	$ (1,035,892)	¥ 13,791	$ 1,986	¥ 7,248,240	$ 1,043,964	¥ (127,331)	$ (18,339)	¥ (54,651)	$ (7,871)	¥ (15,428,426)	$ (2,222,156)	¥ (8,348,377)	$ (1,202,416)	¥ 1,156,178	$ 166,524
Balance (in Shares) at Dec. 31, 2016 | shares			187,490,478	187,490,478			(5,726,708)	(5,726,708)